Related party transactions, Transactions with TechnipFMC (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Jan. 10, 2022	May 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 16, 2021
Transactions with TechnipFMC [Abstract]
Unit price (in dollars per share)			€ 0.01
Ownership interest percentage						50.10%
Assets due from parent [Abstract]
Assets due from TechnipFMC			€ 104.3	€ 60.0
Related party revenue and operating expenses [Abstract]
Revenue			€ 239.7	94.0	€ 227.7
TechnipFMC [Member]
Transactions with TechnipFMC [Abstract]
Number of shares acquired (in shares)		1,801,802
Unit price (in dollars per share)		€ 11.10
Ownership interest percentage			12.00%
Assets due from parent [Abstract]
Assets due from TechnipFMC			€ 20.6	44.6
Related party revenue and operating expenses [Abstract]
Revenue			38.2	47.4	48.4
Expenses			22.7	(23.4)	€ (24.3)
TechnipFMC [Member] | Trade Payable [Member]
Assets due from parent [Abstract]
Assets due from TechnipFMC			63.2	73.5
TechnipFMC [Member] | Loans Due to TechnipFMC [Member]
Assets due from parent [Abstract]
Assets due from TechnipFMC			3.9	3.7
TechnipFMC [Member] | Trade Receivable [Member]
Assets due from parent [Abstract]
Assets due from TechnipFMC			87.7	65.2
TechnipFMC [Member] | Loans Due from TechnipFMC [Member]
Assets due from parent [Abstract]
Assets due from TechnipFMC			€ 0.0	€ 56.6
TechnipFMC [Member] | Subsequent Events [Member]
Transactions with TechnipFMC [Abstract]
Number of shares acquired (in shares)	1,800,000
Unit price (in dollars per share)	€ 13.15